19. RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions Tables
Related party warrants
Warrant	Number of shares	Exercise price	Expiration
Warrant E	350,000	$0.22	December 31, 2018
Warrant F	350,000	$5.00	December 31, 2018
Warrant G	1,500,000	$5.00	January 31, 2018
Warrant H	500,000	$6.00	January 31, 2019
Warrant I	500,000	$7.00	January 31, 2020